March 14, 2018

VIA E-MAIL

Mara L. Ransom, Assistant Director

Office of Consumer Products

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	Energy Conversion Services, Inc.
Amendment No. 4 to Registration Statement on Form S-1
Filed December 18, 2017
File No. 333-220935

Dear Ms. Ransom:

Dilution, page 12

1. We note your revisions in response to comment 3. Please tell us why the line titled “Current shareholders % after offering” is not populated, or populate this line in your table.

Typo fixed.

Very Truly yours,

/s/ Lisa Averbuch

Lisa Averbuch.